UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERNATIONAL FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

48050-1014                                   (c)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
August 31, 2014 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.5%)

             CONSUMER DISCRETIONARY (17.1%)
             ------------------------------
             ADVERTISING (2.6%)
 4,349,809   WPP plc                                                                   $   91,206
                                                                                       ----------
             APPAREL RETAIL (1.1%)
   954,856   Hennes & Mauritz AB "B"                                                       40,616
                                                                                       ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.7%)
69,464,800   Global Brands Group Holding Ltd.*                                             15,954
34,962,800   Li & Fung Ltd.                                                                43,399
   412,440   LVMH Moet Hennessy - Louis Vuitton S.A.                                       71,561
                                                                                       ----------
                                                                                          130,914
                                                                                       ----------
             AUTO PARTS & EQUIPMENT (2.7%)
   380,864   Delphi Automotive plc                                                         26,501
 1,553,000   Denso Corp.                                                                   67,362
                                                                                       ----------
                                                                                           93,863
                                                                                       ----------
             AUTOMOBILE MANUFACTURERS (2.1%)
 2,239,000   Honda Motor Co. Ltd.                                                          75,598
                                                                                       ----------
             BROADCASTING (0.7%)
   612,597   ProSieben Sat.1 Media AG                                                      24,562
                                                                                       ----------
             RESTAURANTS (4.2%)
 5,982,255   Compass Group plc                                                             97,279
   725,639   Yum! Brands, Inc.                                                             52,558
                                                                                       ----------
                                                                                          149,837
                                                                                       ----------
             Total Consumer Discretionary                                                 606,596
                                                                                       ----------

             CONSUMER STAPLES (16.9%)
             ------------------------
             BREWERS (1.9%)
   177,219   Carlsberg A.S. "B"                                                            16,162
   692,508   Heineken N.V.                                                                 52,685
                                                                                       ----------
                                                                                           68,847
                                                                                       ----------
             DISTILLERS & VINTNERS (3.5%)
 1,785,888   Diageo plc                                                                    52,641
   617,249   Pernod Ricard S.A.                                                            72,782
                                                                                       ----------
                                                                                          125,423
                                                                                       ----------
             FOOD RETAIL (1.0%)
   673,564   Loblaw Companies Ltd.                                                         33,576
                                                                                       ----------
             HOUSEHOLD PRODUCTS (2.0%)
   793,743   Reckitt Benckiser Group plc                                                   69,181
                                                                                       ----------
             PACKAGED FOODS & MEAT (5.9%)
 1,070,167   DANONE S.A.                                                                   74,723
 1,735,681   Nestle S.A.                                                                  134,706
                                                                                       ----------
                                                                                          209,429
                                                                                       ----------

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1  | USAA International Fund

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                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             PERSONAL PRODUCTS (1.5%)
   601,888   Beiersdorf AG                                                             $   52,979
                                                                                       ----------
             TOBACCO (1.1%)
 1,135,100   Japan Tobacco, Inc.                                                           38,882
                                                                                       ----------
             Total Consumer Staples                                                       598,317
                                                                                       ----------
             ENERGY (3.9%)
             -------------
             INTEGRATED OIL & GAS (1.6%)
 2,896,164   BG Group plc                                                                  57,769
                                                                                       ----------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
 1,098,086   Saipem S.p.A.*                                                                26,057
                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
 3,723,200   INPEX Corp.                                                                   53,319
                                                                                       ----------
             Total Energy                                                                 137,145
                                                                                       ----------
             FINANCIALS (17.2%)
             ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   840,840   Julius Baer Group Ltd.*                                                       38,221
                                                                                       ----------
             DIVERSIFIED BANKS (9.3%)
 9,992,280   Barclays plc                                                                  37,233
 3,997,000   DBS Group Holdings Ltd.                                                       57,345
 8,897,781   HSBC Holdings plc                                                             96,311
 2,319,113   Itau Unibanco Holding S.A. ADR                                                41,744
 1,473,700   Kasikornbank Public Co. Ltd.                                                  10,427
 1,730,870   Sberbank of Russia ADR*                                                       14,107
 3,598,346   Standard Chartered plc                                                        72,462
                                                                                       ----------
                                                                                          329,629
                                                                                       ----------
             DIVERSIFIED CAPITAL MARKETS (2.0%)
 4,052,275   UBS AG*                                                                       72,655
                                                                                       ----------
             LIFE & HEALTH INSURANCE (2.5%)
11,501,800   AIA Group Ltd.                                                                62,777
 1,018,804   Prudential plc                                                                24,525
                                                                                       ----------
                                                                                           87,302
                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
 5,174,533   ING Groep N.V.*                                                               71,152
                                                                                       ----------
             SPECIALIZED FINANCE (0.3%)
 1,884,465   BM&FBovespa S.A.                                                              11,365
                                                                                       ----------
             Total Financials                                                             610,324
                                                                                       ----------
             HEALTH CARE (10.5%)
             -------------------
             HEALTH CARE EQUIPMENT (1.9%)
   220,699   Sonova Holding AG                                                             35,291
 1,263,700   Terumo Corp.                                                                  31,797
                                                                                       ----------
                                                                                           67,088
                                                                                       ----------
             PHARMACEUTICALS (8.6%)
 1,146,500   Bayer AG                                                                     153,733
   651,257   Merck KGaA                                                                    56,674
   201,330   Roche Holding AG                                                              58,707
   318,774   Valeant Pharmaceuticals International, Inc.*                                  37,392
                                                                                       ----------
                                                                                          306,506
                                                                                       ----------
             Total Health Care                                                            373,594
                                                                                       ----------

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                                                   Portfolio of Investments |  2

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                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             INDUSTRIALS (11.6%)
             -------------------
             AEROSPACE & DEFENSE (1.2%)
   150,980   MTU Aero Engines Holding AG                                               $   13,172
 1,634,297   Rolls-Royce Holdings plc*                                                     27,702
                                                                                       ----------
                                                                                           40,874
                                                                                       ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.2%)
   591,067   Legrand S.A.                                                                  32,673
   970,275   Schneider Electric S.A.                                                       82,001
                                                                                       ----------
                                                                                          114,674
                                                                                       ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (1.9%)
 5,535,577   Hays plc                                                                      12,268
 1,106,089   Randstad Holding N.V.                                                         53,694
                                                                                       ----------
                                                                                           65,962
                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (1.2%)
 1,970,368   Smiths Group plc                                                              43,048
                                                                                       ----------
             INDUSTRIAL MACHINERY (1.0%)
   218,600   FANUC Corp.                                                                   36,558
                                                                                       ----------
             MARINE (0.6%)
   146,266   Kuehne & Nagel International AG                                               19,708
                                                                                       ----------
             RAILROADS (2.5%)
 1,238,422   Canadian National Railway Co.                                                 88,993
                                                                                       ----------
             Total Industrials                                                            409,817
                                                                                       ----------
             INFORMATION TECHNOLOGY (10.8%)
             ------------------------------
             APPLICATION SOFTWARE (2.4%)
   328,463   Dassault Systemes S.A.                                                        21,752
   817,332   SAP AG                                                                        63,577
                                                                                       ----------
                                                                                           85,329
                                                                                       ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
   991,879   Amadeus IT Holding S.A. "A"                                                   36,883
                                                                                       ----------
             ELECTRONIC COMPONENTS (2.8%)
 2,028,600   HOYA Corp.                                                                    65,560
   704,000   Kyocera Corp.                                                                 32,915
                                                                                       ----------
                                                                                           98,475
                                                                                       ----------
             ELECTRONIC MANUFACTURING SERVICES (0.9%)
 9,104,285   Hon Hai Precision Industry Co. Ltd.                                           31,068
                                                                                       ----------
             SEMICONDUCTORS (2.9%)
    26,014   Samsung Electronics Co. Ltd.                                                  31,659
 3,325,396   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                               69,634
                                                                                       ----------
                                                                                          101,293
                                                                                       ----------
             SYSTEMS SOFTWARE (0.3%)
   165,252   Check Point Software Technologies Ltd.*                                       11,736
                                                                                       ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.5%)
   532,066   NCR Corp.*                                                                    18,175
                                                                                       ----------
             Total Information Technology                                                 382,959
                                                                                       ----------
             MATERIALS (8.9%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
   881,135   Orica Ltd.                                                                    16,870
                                                                                       ----------

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3  | USAA International Fund

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                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             DIVERSIFIED METALS & MINING (1.4%)
   927,853   Rio Tinto plc                                                             $   49,500
                                                                                       ----------
             INDUSTRIAL GASES (4.4%)
   611,985   Air Liquide S.A.                                                              78,192
   388,564   Linde AG                                                                      76,915
                                                                                       ----------
                                                                                          155,107
                                                                                       ----------
             SPECIALTY CHEMICALS (2.6%)
   766,184   AkzoNobel N.V.                                                                54,152
   641,300   Shin-Etsu Chemical Co. Ltd.                                                   39,793
                                                                                       ----------
                                                                                           93,945
                                                                                       ----------
             Total Materials                                                              315,422
                                                                                       ----------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
 5,283,650   Singapore Telecommunications Ltd.                                             16,455
                                                                                       ----------
             Total Telecommunication Services                                              16,455
                                                                                       ----------
             UTILITIES (1.1%)
             ----------------
             MULTI-UTILITIES (1.1%)
 1,596,728   GDF Suez                                                                      39,327
                                                                                       ----------
             Total Utilities                                                               39,327
                                                                                       ----------
             Total Common Stocks (cost: $2,629,519)                                     3,489,956
                                                                                       ----------

PRINCIPAL
AMOUNT                                                   COUPON
(000)                                                      RATE         MATURITY
-------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.3%)

             COMMERCIAL PAPER (0.3%)

             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.3%)
$   10,281   HSBC USA, Inc.                               0.05%       9/02/2014            10,281
                                                                                       ----------
             Total Financials                                                              10,281
                                                                                       ----------
             Total Commercial Paper                                                        10,281
                                                                                       ----------

NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.0%)
35,190,605   State Street Institutional Liquid Reserves Fund Premier Class, 0.07% (a)      35,191
                                                                                       ----------
             Total Money Market Funds                                                      35,191
                                                                                       ----------
             Total Money Market Instruments (cost: $45,472)                                45,472
                                                                                       ----------

             TOTAL INVESTMENTS (COST: $2,674,991)                                      $3,535,428
                                                                                       ==========

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                                                   Portfolio of Investments |  4

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($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $   3,489,956     $        --     $         --     $   3,489,956
Money Market Instruments:
  Commercial Paper                                       --          10,281               --            10,281
  Money Market Funds                                 35,191              --               --            35,191
--------------------------------------------------------------------------------------------------------------
Total                                         $   3,525,147     $    10,281     $         --     $   3,535,428
--------------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, common stock with a fair value of $10,866,000 was transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, the security had adjustments to its foreign market closing price to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At August 31, 2014, the closing price was not adjusted for the security. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA International Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

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6  | USAA International Fund

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The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

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7  | USAA International Fund

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $921,908,000 and $61,471,000, respectively, resulting in net unrealized appreciation of $860,437,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,542,864,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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                                          Notes to Portfolio of Investments |  8

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at August 31, 2014.
*    Non-income-producing security.

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9  | USAA International Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/27/2014
         ------------------------------